INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	As of December 31,
	2 0 2 5	2 0 2 4
Original amount:
Technology	55,966	35,054
Customer relationships	7,210	3,834
	63,176	38,888

Accumulated amortization:
Technology	16,046	6,934
Customer relationships	1,311	496
	17,357	7,430
Net book value	45,819	31,458

Schedule of amortization expenses
	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3

Technology	8,164	5,284	5,430
Customer relationships	733	359	427
	8,897	5,643	5,857

Schedule of annual amortization expenses
Year ending December 31,
2026	9,308
2027	9,308
2028	9,308
2029	9,308
2030	6,285
2031 and thereafter	2,302
Total	45,819